Offerings - Offering: 1	Feb. 09, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	18,574,170
Maximum Aggregate Offering Price	$ 311,824,026.3
Fee Rate	0.01381%
Amount of Registration Fee	$ 43,062.9
Rule 457(f)	true
Amount of Securities Received | shares	57,767,460
Value of Securities Received, Per Share | $ / shares	12.015
Value of Securities Received	$ 694,076,031.9
Cash Consideration Paid	468,494,100.6
Cash Consideration Received	86,242,095
Fee Note MAOP	$ 311,824,026.3
Offering Note

(1)
Represents the estimated number of shares of common stock, par value $0.01 per share, of Compass Sub North, Inc. (“New CommerceOne” and such shares, the “New CommerceOne Common Stock”) estimated to be issuable, or subject to options and warrants that are to be assumed by New CommerceOne, upon the consummation of the mergers described herein. The estimated number of shares of New CommerceOne Common Stock is based on (i) the maximum number of shares of common stock, par value $0.001 per share, of Green Dot Corporation (“Green Dot Common Stock”) outstanding as of February 6, 2026 or issuable or expected to be converted or exchanged in connection with the mergers (the “Mergers”) and other transactions contemplated by the Agreement and Plan of Merger, dated as of November 23, 2025, by and among Green Dot Corporation, CommerceOne Financial Corporation, the Registrant, Compass Sub East, Inc., and Compass Sub West, Inc. (as may be amended, the “Merger Agreement”), collectively equal to 57,767,460, multiplied by the exchange ratio of 0.2215 shares of New CommerceOne Common Stock for each share of Green Dot Common Stock, and (ii) the maximum number of shares of common stock, par value $1.00 per share, of CommerceOne Financial Corporation (“CommerceOne” and such shares, the “CommerceOne Common Stock”) outstanding as of February 6, 2026 or issuable or expected to be converted or exchanged in connection with the Mergers, collectively equal to 5,778,678, multiplied by the exchange ratio of 1.0000 share of New CommerceOne Common Stock for each share of CommerceOne Common Stock. The number of shares of CommerceOne Common Stock set forth in clause (ii) of the prior sentence equals the sum of (A) 4,938,928 shares of CommerceOne Common Stock outstanding as of February 6, 2026, plus (B) 839,750 shares of CommerceOne Common Stock subject to options and warrants of CommerceOne outstanding as of February 6, 2026 or that may be granted after such date and prior to consummation of the Mergers.

(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and calculated in accordance with Rules 457(c) and Rule 457(f)(1)-(3) promulgated thereunder. The maximum aggregate offering price ($311,824,026.30) is the sum of (i) (x) the average of the high and the low sale prices of the Green Dot Common Stock as reported on the NYSE Stock Market on February 6, 2026 ($12.015 per share), multiplied by (y) the estimated maximum number of shares of Green Dot Common Stock that may be exchanged or converted in the Mergers for the securities being registered (57,767,460), which equated to $694,076,031.90, and (ii) $86,242,095, the aggregate book value of CommerceOne Common Stock as of September 30, 2025, the latest practicable date prior to the date hereof for which it was possible to obtain such information, less (iii) the amount of cash to be paid by New CommerceOne in exchange for shares of Green Dot Common Stock ($468,494,100.60).